KEMPER
HORIZON FUND

ANNUAL REPORT TO SHAREHOLDERS
FOR THE PERIOD ENDED JULY 31, 1996


KEMPER HORIZON 20+
PORTFOLIO

KEMPER HORIZON 10+
PORTFOLIO

KEMPER HORIZON 5
PORTFOLIO


                    " . . .    When volatility could have been
                    enough to cause stock market investors to head for the doors, the performance of Kemper Horizon Fund was much less volatile . . ."

[KEMPER MUTUAL FUNDS LOGO]

CONTENTS

3
Economic Overview
5
Performance Update
11
Portfolio Statistics
12
Portfolio of
Investments
27
Report of
Independent Auditors
28
Financial Statements
30
Notes to
Financial Statements
36
Financial Highlights

At a Glance

KEMPER HORIZON FUND TOTAL RETURNS*

For the seven-month period ended July 31, 1996 (unadjusted for any sales charge)

                     CLASS A      CLASS B      CLASS C
-------------------------------------------------------
KEMPER HORIZON
20+ PORTFOLIO           2.32%        1.58%        1.79%
-------------------------------------------------------
KEMPER HORIZON
10+ PORTFOLIO           1.70%        1.38%        1.39%
-------------------------------------------------------
KEMPER HORIZON 5
PORTFOLIO               1.84%        1.44%        1.45%
-------------------------------------------------------

Returns are historical and do not represent future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

* Total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends. During the period noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.


NET ASSET VALUE
                                AS OF     AS OF
                               7/31/96   12/29/95
-------------------------------------------------
KEMPER HORIZON 20+ PORTFOLIO
CLASS A                         $9.72     $ 9.50
-------------------------------------------------
KEMPER HORIZON 20+ PORTFOLIO
CLASS B                         $9.65     $ 9.50
-------------------------------------------------
KEMPER HORIZON 20+ PORTFOLIO
CLASS C                         $9.67     $ 9.50
-------------------------------------------------
KEMPER HORIZON 10+ PORTFOLIO
CLASS A                         $9.60     $ 9.50
-------------------------------------------------
KEMPER HORIZON 10+ PORTFOLIO
CLASS B                         $9.60     $ 9.50
-------------------------------------------------
KEMPER HORIZON 10+ PORTFOLIO
CLASS C                         $9.60     $ 9.50
-------------------------------------------------
KEMPER HORIZON 5 PORTFOLIO
CLASS A                         $9.57     $ 9.50
-------------------------------------------------
KEMPER HORIZON 5 PORTFOLIO
CLASS B                         $9.57     $ 9.50
-------------------------------------------------
KEMPER HORIZON 5 PORTFOLIO
CLASS C                         $9.57     $ 9.50
-------------------------------------------------

TERMS TO KNOW

MARKET CAPITALIZATION Capitalization is a measure of the size of a publicly traded company, as determined by multiplying the current market price by the number of shares outstanding. The market value of a company has bearing on its perceived earnings potential and risk. Small cap companies (less than $1 billion) may present the potential for greater growth than larger, more established companies. On the other hand, the stock of small cap companies may be expected to be more volatile.

MARKET CORRECTION A reverse movement, usually downward, in the price of the overall market. Corrections are to be expected over a long term.

TOTAL RETURN A fund's total return figure measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in its portfolio for the period. Total return assumes the reinvestment of all dividends and it represents the aggregate percentage or dollar value change over the period.

VOLATILITY The range that the stock and bond market covers in a given time period -- the difference between its high and low is a measure of its volatility during that period.

ECONOMIC OVERVIEW

[TIMBERS PHOTO]

STEPHEN B. TIMBERS IS PRESIDENT, CHIEF INVESTMENT AND EXECUTIVE OFFICER OF ZURICH KEMPER INVESTMENTS, INC. (ZKI). ZKI AND ITS AFFILIATES MANAGE APPROXIMATELY $78 BILLION IN ASSETS, INCLUDING $45 BILLION IN RETAIL
MUTUAL FUNDS. TIMBERS IS A GRADUATE OF YALE UNIVERSITY AND HOLDS AN M.B.A. FROM HARVARD UNIVERSITY.

DEAR SHAREHOLDER,

We have just completed a period of some discomfort for bond and stock market participants. Concerns about rising interest rates, the possibility of higher price inflation and Federal Reserve tightening of credit contributed to considerable market volatility. But while the professional traders tend to fret over every economic release, individuals who invest in mutual funds for the long term were wise to stay the course -- at least until the direction of the economy became clearer. Indeed, several recent economic measures are quite reassuring and argue in favor of a continued healthy economy with low inflation.

  The economy expanded at a 4.2% annual rate in the second quarter, the fastest pace since the second quarter of 1994. This robust growth is welcome in general but has tended to roil markets, which fear strong growth will lead to overheating and inflationary pressures. So far, however, such fears have been largely unwarranted. With the exception of food prices, whose increases were weather-related, there have been no significant signs of inflationary pressures. As it has so often recently, the economy is in the process of slowing itself down. While the Federal Reserve Board stands by ready to attempt to moderate


--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

Economic activity is a key influence on investment performance and shareholder decision-making. Periods of recession or boom, inflation or deflation, credit expansion or credit crunch have a significant impact on mutual fund performance.

        The following are some significant economic guideposts and their investment rationale that may help your investment decision-making. The 10-year Treasury rate and the prime rate are prevailing interest rates. The other data report year-to-year percentage changes.

                                  [BAR GRAPH]

                              Now (7/31/96) 6 months ago     1 year ago       2 years ago
10-year Treasury rate(1)           6.87           5.81             6.49              7.24
Prime rate(2)                      8.25           8.25             8.75              7.51
Inflation rate(3)                  2.95           2.72             2.62              2.9
The U.S. dollar(4)                 8.35           0.82            -4.11             -2.61
Capital goods orders(5)           14.85          11.93             8.23             18.61
Industrial production(5)           3.87           2.04             3.17              6.74
Employment growth(6)               2.17           1.78             2.43              3.33

(1) Falling interest rates in recent years have been a big plus for financial assets.

(2)  The interest rate that commercial lenders charge their best borrowers.

(3) Inflation reduces an investor's real return. In the last five years, inflation has been as high as 6%. The low, moderate inflation of the last few years has meant high real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms' foreign profits.

(5)  These influence corporate profits and equity performance.

(6)  An influence on family income and retail sales.

SOURCE: ECONOMICS DEPARTMENT, ZURICH KEMPER INVESTMENTS, INC.

ECONOMIC OVERVIEW

economic growth with either interest rate cuts or increases, such intervention can run the risk of going too far in one direction. It appears that our economy today is self-regulating.

  Based on these snapshots of the economy, then, we look for a relatively calmer second half of 1996. Our forecast calls for growth to slow down in the third and fourth quarters, to result in an advance of about 2.5% for the entire year. Assuming that bond and stock market investors concur that there is no chance of an overheating economy or significantly rising interest rates, the markets should relax, as well.

  What was the meaning of the market volatility that we experienced in May, June and July? Investors were nervous about the broad economy, and some disappointing earnings reports made them pessimistic. Yet, the markets performed the way that history suggests they should: an overall correction in the stock market was accentuated in technology and small capitalization stocks -- the industry sectors whose performance tends to be the most volatile. Once the stock market corrected, the bond market rallied. Finally, while not producing spectacular results, international markets provided a stabilizing influence when compared to U.S. markets.

  Our market forecast eight months into the year is not much different from what we forecasted in January. The bond market, which is climbing back from a decline this year, may produce a 2% to 5% total return in 1996. The stock market, after the correction is completed, may advance 5% to 10% for the year. Naturally, future market conditions cannot be predicted with assurance.

  In addition, we are projecting that long-term (30-year) interest rates will hover in the 6.5% to 7.5% range. Short-term interest rates may drop below their current levels. Finally, we would be surprised if the Federal Reserve Board moved to adjust interest rates more than 25 basis points either way for the remainder of the year.

  Given the economic environment, we do not look for an upset in the upcoming presidential election. Much more interesting will be which party wins the most congressional seats. If the Democrats regain control of Congress, a bond market sell-off could occur.

  While U.S. markets are expected to provide modest returns, we continue to advocate the benefits of diversification into alternate markets. Many overseas markets are forecasted to grow at a rate well above our 2.5% growth expectation for the U.S., and there are many equity and fixed-income opportunities abroad. The value of the U.S. dollar, always a concern to international investors, will probably not strengthen much against other currencies for the foreseeable future.

  With that as an economic backdrop, we encourage you to read the following detailed report of your fund, including an interview with your fund's portfolio management. Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen B. Timbers

Stephen B. Timbers
PRESIDENT, CHIEF INVESTMENT AND EXECUTIVE OFFICER
Zurich Kemper Investments, Inc.

August 26, 1996

PERFORMANCE UPDATE

[REGNER PHOTO]

THOMAS M. REGNER JOINED ZURICH KEMPER INVESTMENTS, INC. IN 1994 AND IS A SENIOR VICE PRESIDENT AND CHIEF EQUITY PORTFOLIO STRATEGIST. IN ADDITION, HE IS THE PORTFOLIO MANAGER OF KEMPER HORIZON FUND. WITH OVER 20 YEARS OF EXPERIENCE IN THE EQUITY MARKETS, REGNER RECEIVED BOTH HIS BACHELOR'S AND MASTERS DEGREES FROM THE UNIVERSITY OF WISCONSIN AND IS A CHARTERED FINANCIAL ANALYST.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED
ON MARKET AND OTHER CONDITIONS.

THE FIRST ANNUAL REPORT OF KEMPER HORIZON FUND REPORTS ON A SEVEN-MONTH PERIOD OF STOCK AND BOND MARKET VOLATILITY REFLECTING INVESTOR UNCERTAINTY ABOUT THE HEALTH OF THE ECONOMY AND THE DIRECTION OF INTEREST RATES. PORTFOLIO MANAGER THOMAS M. REGNER EXPLAINS HOW THE FUND ATTEMPTED TO DAMPEN THE EFFECT OF MARKET VOLATILITY ON SHAREHOLDERS.

Q. TOM, BEFORE WE ASK YOU TO REVIEW THE SPECIFICS OF KEMPER HORIZON FUND, WOULD YOU PROVIDE A QUICK REVIEW OF THE INVESTMENT CLIMATE OVER THE LAST SIX MONTHS?

A. Sure. Since Kemper Horizon Fund portfolios have exposure to both the fixed-income and the equity markets, we'll review both.

     Rising interest rates and the prospect of a rate hike by the Federal Reserve Board preoccupied bond investors for much of the year and contributed to significant volatility. Volatility also made a big comeback in the U.S. stock market this year. In the last several years, equity investors were subjected to much less volatility than is typical -- and that changed in 1996. The year got off to a strong start in January, hit a few rough months and then surged in May. July, the last month in this reporting period for Kemper Horizon Fund, was the worst July for the Standard & Poor's 500 Stock Index (S&P) in 10 years. However, even though the S&P was down 4.57% for the month, Kemper Horizon portfolios outperformed the market -- Class A shares of Kemper Horizon 20+ Portfolio slipped 3.86%, Kemper Horizon 10+ Portfolio slipped 2.83% and Kemper Horizon 5 Portfolio slipped 1.85% (total return, unadjusted for sales charge).

Q. IN OTHER WORDS, IT'S BEEN AN INTERESTING TIME TO BE BUILDING PORTFOLIOS. WOULD YOU ELABORATE ON WHAT'S BEEN DONE WITH THE FUND SINCE YOU LAST REPORTED TO SHAREHOLDERS?

A. As you know, one of the fund's goals is to seek relative consistency of returns by controlling risk. Our asset growth in the last six months has enabled us to diversify across several asset classes, which is the best way we know of to help reduce risk.

  Exactly how much is allocated to stocks and how much to bonds depends upon each portfolio's investment objective (SEE PAGE 11 FOR THE ASSET BREAKDOWN FOR EACH PORTFOLIO). But within the broad stocks and bonds categories, there are specific asset classes that can help provide the diversification needed to produce greater performance consistency. We've been building our exposure to those asset classes.

  For the bond portfolio, we've invested in triple A bonds (the highest quality) with extremely short maturities. As of July 31, 1996, the average maturity of the bond portfolio of Kemper Horizon 20+ was 2.42 years, 2.29 years for Kemper Horizon 10+ and 2.38 years for Kemper Horizon 5. When you're investing in a fixed-income instrument like a bond, short maturities are the

 PERFORMANCE UPDATE

 KEMPER HORIZON FUND SHAREHOLDERS EXPERIENCED LESS VOLATILITY

 FOR THE SEVEN-MONTH PERIOD ENDED JULY 31, 1996, THERE WERE SEVEN DAYS WHEN THE STANDARD & POOR'S 500 FELL MORE THAN 1%. THE FOLLOWING COMPARES HOW KEMPER HORIZON FUND PORTFOLIOS PERFORMED ON THOSE SAME DAYS.

    DATE AND THE DECLINE
  THAT DAY OF THE STANDARD   DECLINE ON THE SAME DAY    DECLINE ON THE SAME DAY    DECLINE ON THE SAME DAY
        & POOR'S 500          OF KEMPER HORIZON 20+      OF KEMPER HORIZON 10+       OF KEMPER HORIZON 5
  ---------------------------------------------------------------------------------------------------------
  MARCH 8, 1996
  S&P DROPS 3.08%                     2.09%                      1.82%                      1.53%
  ---------------------------------------------------------------------------------------------------------
  APRIL 8, 1996
  S&P DROPS 1.77%                     0.99%                      0.71%                      0.62%
  ---------------------------------------------------------------------------------------------------------
  APRIL 10, 1996
  S&P DROPS 1.35%                     0.80%                      0.61%                      0.41%
  ---------------------------------------------------------------------------------------------------------
  MAY 2, 1996
  S&P DROPS 1.71%                     0.78%                      0.60%                      0.61%
  ---------------------------------------------------------------------------------------------------------
  JULY 5, 1996
  S&P DROPS 2.22%                     1.29%                      1.21%                      0.92%
  ---------------------------------------------------------------------------------------------------------
  JULY 11, 1996
  S&P DROPS 1.58%                     1.20%                      0.82%                      0.52%
  ---------------------------------------------------------------------------------------------------------
  JULY 15, 1996
  S&P DROPS 2.25%                     1.74%                      1.35%                      0.94%
  ---------------------------------------------------------------------------------------------------------

 This table reflects historical information on specific days in accordance with the above assumptions and is not representative of future results or of results on other days during the period. Due to the relatively short life of Kemper Horizon Fund, the table does not reflect results over a full market cycle or the relative potential for appreciation of the fund versus the market. Typically, lower risk implies lower return potential.


 best protection against rising interest rates, and they made the most sense for the fund this year. In fact, the bond portfolio performed as we would have expected -- the bonds we held provided consistent income and relatively low volatility.

     For the equity portfolio, we were busy accumulating positions in the various asset classes. At the end of July, there were close to 250 stocks in each of the equity portfolios. The stocks we've purchased represent a mix of equities -- large and small capitalizations stocks in both value and growth sectors in the U.S. market as well as large capitalization stocks in international markets whose prospects we like because of either their growth potential or valuations.


 Q.   HOW SATISFIED ARE YOU WITH THE PROGRESS MADE IN THE FUND'S FIRST SEVEN
 MONTHS?


 A. The ready measure of the fund's progress is to compare its return against two market indices: The Standard & Poor's 500 Stock Index* is the benchmark for the performance of the equity portion of the portfolio and the Lehman Brothers Government/Corporate Bond Index** is the benchmark for the bond portion. For the seven months ended July 31, 1996, the S&P gained 5.23% while the Lehman Brothers index declined 1.65%. By comparison, the total return (unadjusted for sales charge) for Class A shares of Kemper Horizon 20+ Portfolio (with its mix of 79% equities, 20% U.S. Treasuries and 1% cash and equivalents) was 2.32%. The total return of Kemper Horizon 10+ Portfolio (with its mix of 60% equities, 39% U.S. Treasuries and 1% cash and equivalents) was 1.70%. The total return of Kemper Horizon 5 Portfolio (with its mix of 40% equities, 57% U.S. Treasuries and 3% cash and equivalents) was 1.84%.

      Remember that the fund strives to achieve two goals: risk reduction as well as return enhancement. The history of stock market performance suggests that solid returns are possible for those who can remain invested for the long term. What we are trying to do with Kemper Horizon Fund is structure an investment that shareholders can be

 * The Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the U.S. stock market. Source is Towers Data Systems.

 ** The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprised of intermediate and long-term government and investment grade corporate debt securities. Source is Towers Data Systems.

PERFORMANCE UPDATE

comfortable enough to hold on to for however long their investment horizon is. Volatility is what causes investors to leave investments capable of performing well over the long term. Our strategy is to manage a fund that can take the shock out of the market volatility -- thereby giving investors the comfort they need to "sit still" and the opportunity to accumulate wealth.

     So, another way to measure the fund's progress this year is to review its volatility. On the days this year when stock market volatility could have been enough to cause investors to head for the doors, the performance of Kemper Horizon Fund was much less volatile (PLEASE SEE TABLE ON PRIOR PAGE). This is a result of the combination of our bond portfolio and our broad asset allocation across both U.S. and international stock markets, as well as of the performance of the individual equities that we selected to make up each asset class. We're pleased with this performance.

Q. LET'S TALK SPECIFICALLY ABOUT INDIVIDUAL EQUITIES IN THE FUND -- WHICH HAVE PERFORMED WELL AND WHICH HAVEN'T?

A. We've had a greater conviction in financial and technology stocks, which explains part of the difference between the return of the fund and the performance of the Standard & Poor's 500. Our financial stocks (including NationsBank and the Federal National Mortgage Association) contributed to performance while our technology stocks had a mixed performance. Intel, Compaq and other PC manufacturers continued to move ahead while companies that supply semiconductor manufacturing equipment (Lam Research and Novellus Systems Inc., for example) had a poor year to date. Other performance leaders include Bulgari Spa in Italy and Canadian National Railways.

Q.   WHAT CAN YOU TELL US ABOUT THE FUND'S INTERNATIONAL EXPOSURE?

A. At the end of July, 30 percent of the stock portions of the portfolios were invested in international securities. We believe in the potential of international markets -- and more than half of our international holdings are European -- because many economies are just now beginning to experience accelerating growth. Unlike in the United States today, consumers are not yet stretched and we expect them to drive economic recoveries in many countries. As you'll note in the Portfolio of Investments, we especially like companies in the Netherlands, Spain, France and Japan.

     In general, individual positions in foreign equities tend to be larger than the average position we'll hold in a domestic stock. That's a function of needing to maintain adequate liquidity in international markets and not necessarily a reflection of a greater conviction in the companies themselves. With 250 stocks in portfolios of our size, few positions can be larger than 1%.

Q.   WHAT'S YOUR OUTLOOK FOR THE REST OF THE YEAR AND INTO 1997?

A. We're looking for continued volatility in the U.S. market and for a continued slowdown in corporate earnings. In response, we expect investors to gravitate to stocks of companies that are believed to be capable of increasing their profits at a higher rate than that of the overall market. Companies whose earnings growth depends on growth in the overall economy are likely to have a more difficult time. Given the modest opportunities likely to be available in the U.S., more investors should be looking abroad for superior return potential. The U.S. and international markets tend to perform countercyclically, and we believe that international markets are due to catch up.

     If the Federal Reserve Board moves to raise interest rates, as many believe is likely before the end of the year, we could see a correction in the market. Remember, though, that a correction is not necessarily bad news for investors who are committed to a long-term investment. A market correction produces attractive buying opportunities. We don't bite our nails about the market -- we can't do anything about it. If we bite our nails about anything, it's about the stocks we select, and our stock selection is what we continually research, review and strive to improve.

PERFORMANCE UPDATE
-------------------------------------------------------------------------------
KEMPER HORIZON 20+ PORTFOLIO
-------------------------------------------------------------------------------
TOTAL RETURNS*
-------------------------------------------------------------------------------
FOR PERIOD ENDED JULY 31, 1996 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                                 LIFE OF CLASS
-------------------------------------------------------------------------------
KEMPER HORIZON 20+ PORTFOLIO CLASS A                                    -3.57%
-------------------------------------------------------------------------------
KEMPER HORIZON 20+ PORTFOLIO CLASS B                                    -2.42%
-------------------------------------------------------------------------------
KEMPER HORIZON 20+ PORTFOLIO CLASS C                                     0.79%
-------------------------------------------------------------------------------

     Past performance is not predictive of future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

     *Total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends and for Class A Shares adjustment for the maximum sales charge of 5.75% and for Class B Shares adjustment for the applicable contingent deferred sales charge (CDSC) of 4%. For C Shares there is an adjustment for the 1% CDSC. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.


                                 [LINE GRAPH]

-------------------------------------------------------------------------------------------
GROWTH OF AN ASSUMED $10,000 INVESTMENT IN KEMPER HORIZON 20+ FUNDS
FROM 12/29/95 TO 7/31/96
-------------------------------------------------------------------------------------------
KEMPER HORIZON 20+ PORTFOLIO CLASS A
-------------------------------------------------------------------------------------------

               Kemper Horizon            S & P 500              Lehman Brothers Gov't/Corp.
              20+ Portfolio (1)     Stock Index (Monthly)+             Bond Index++
-------------------------------------------------------------------------------------------
12/29/95             10000                   10000                          10000
02/28/96             9931                    10457.7                        9849
04/30/96             10139                   10739.2                        9699
07/31/96             9643                    10564.8                        9835


                                 [LINE GRAPH]

KEMPER HORIZON 20+ PORTFOLIO CLASS B

               Kemper Horizon            S & P 500              Lehman Brothers Gov't/Corp.
              20+ Portfolio (1)     Stock Index (Monthly)+             Bond Index++
-------------------------------------------------------------------------------------------
12/29/95             10000                   10000                          10000
02/28/96             10515.7                 10457.7                        9849
04/30/96             10715.8                 10739.2                        9699
07/31/96             9757.9                  10564.8                        9835

                                 [LINE GRAPH]

KEMPER HORIZON 20+ PORTFOLIO CLASS C

               Kemper Horizon            S & P 500              Lehman Brothers Gov't/Corp.
              20+ Portfolio (1)     Stock Index (Monthly)+             Bond Index++
-------------------------------------------------------------------------------------------
12/29/95             10000                   10000                          10000
02/28/96             10515.8                 10457.7                        9849
04/30/96             10726.3                 10739.2                        9699
07/31/96             10078.9                 10564.8                        9835

Kemper Horizon 20+ Portfolio (1)

S & P 500 Stock Index (Monthly)+

Lehman Brothers Gov't/Corp. Bond Index++

(1)Performance includes reinvestment of dividends and adjustment for the maximum sales charge for A Shares and the contingent deferred sales charge in effect at the end of the period for B and C Shares. In comparing Kemper Horizon Fund to the Standard & Poor's 500 Stock Index, you should note that the fund's performance reflects the maximum sales charge, while no such charges are reflected in the performance of the index.

+The Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the U.S. stock market. Source is Towers Data Systems.

++The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprised of intermediate and long-term government and investment grade corporate debt securities. Source is Towers Data Systems.

PERFORMANCE UPDATE


------------------------------------------------------------------------------------------
KEMPER HORIZON 10+ PORTFOLIO
------------------------------------------------------------------------------------------
TOTAL RETURNS*
------------------------------------------------------------------------------------------
FOR PERIOD ENDED JULY 31, 1996 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                                             LIFE OF CLASS
------------------------------------------------------------------------------------------
KEMPER HORIZON 10+ PORTFOLIO CLASS A                                             -4.15%
------------------------------------------------------------------------------------------
KEMPER HORIZON 10+ PORTFOLIO CLASS B                                             -2.64%
------------------------------------------------------------------------------------------
KEMPER HORIZON 10+ PORTFOLIO CLASS C                                              0.39%
------------------------------------------------------------------------------------------

Past performance is not predictive of future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

*Total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends and for Class A Shares adjustment for the maximum sales charge of 5.75% and for Class B Shares adjustment for the applicable contingent deferred sales charge (CDSC) of 4%. For C Shares there is an adjustment for the 1% CDSC. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.



                                 [LINE GRAPH]
-------------------------------------------------------------------------------------------
GROWTH OF AN ASSUMED $10,000 INVESTMENT IN KEMPER HORIZON 10+ FUNDS
FROM 12/29/95 TO 7/31/96
-------------------------------------------------------------------------------------------
KEMPER HORIZON 10+ PORTFOLIO CLASS A
-------------------------------------------------------------------------------------------

               Kemper Horizon            S & P 500              Lehman Brothers Gov't/Corp.
              10+ Portfolio (1)     Stock Index (Monthly)+             Bond Index++
-------------------------------------------------------------------------------------------
12/29/95             10000                   10000                          10000
02/28/96             9762                    10457.7                        9849
04/30/96             9931                    10739.2                        9699
07/31/96             9585                    10564.8                        9835

                                 [LINE GRAPH]

-------------------------------------------------------------------------------------------
KEMPER HORIZON 10+ PORTFOLIO CLASS B
-------------------------------------------------------------------------------------------

               Kemper Horizon            S & P 500              Lehman Brothers Gov't/Corp.
              10+ Portfolio (1)     Stock Index (Monthly)+             Bond Index++
-------------------------------------------------------------------------------------------
12/29/95             10000                   10000                          10000
02/28/95             10357.9                 10457.7                        9849
04/30/95             10526.3                 10739.2                        9699
07/31/95             9735.8                  10564.8                        9835

                                 [LINE GRAPH]

-------------------------------------------------------------------------------------------
KEMPER HORIZON 10+ PORTFOLIO CLASS C
-------------------------------------------------------------------------------------------

               Kemper Horizon            S & P 500              Lehman Brothers Gov't/Corp.
              10+ Portfolio (1)     Stock Index (Monthly)+             Bond Index++
-------------------------------------------------------------------------------------------
12/29/95             10000                   10000                          10000
02/28/96             10347.4                 10457.7                        9849
04/30/96             10515.8                 10739.2                        9699
07/31/96             10038.8                 10564.8                        9835

Kemper Horizon 10+ Portfolio (1)

S & P 500 Stock Index (Monthly)+

Lehman Brothers Gov't/Corp. Bond Index++

(1)Performance includes reinvestment of dividends and adjustment for the maximum sales charge for A Shares and the contingent deferred sales charge in effect at the end of the period for B and C Shares. In comparing Kemper Horizon Fund to the Standard & Poor's 500 Stock Index, you should note that the fund's performance reflects the maximum sales charge, while no such charges are reflected in the performance of the index.

+The Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the U.S. stock market. Source is Towers Data Systems.

++The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprised of intermediate and long-term government and investment grade corporate debt securities. Source is Towers Data Systems.

PERFORMANCE UPDATE

------------------------------------------------------------------------------------------
KEMPER HORIZON 5+ PORTFOLIO
------------------------------------------------------------------------------------------
TOTAL RETURNS*
------------------------------------------------------------------------------------------
FOR PERIOD ENDED JULY 31, 1996 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                                             LIFE OF CLASS
------------------------------------------------------------------------------------------
KEMPER HORIZON 5 PORTFOLIO CLASS A                                               -4.01%
------------------------------------------------------------------------------------------
KEMPER HORIZON 5 PORTFOLIO CLASS B                                               -2.56%
------------------------------------------------------------------------------------------
KEMPER HORIZON 5 PORTFOLIO CLASS C                                                0.45%
------------------------------------------------------------------------------------------

Past performance is not predictive of future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

*Total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends and for Class A Shares adjustment for the maximum sales charge of 5.75% and for Class B Shares adjustment for the applicable contingent deferred sales charge (CDSC) of 4%. For C Shares there is an adjustment for the 1% CDSC. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.


                                 [LINE GRAPH]
--------------------------------------------------------------------------------------------
GROWTH OF AN ASSUMED $10,000 INVESTMENT IN KEMPER HORIZON 5 FUNDS
FROM 12/29/95 TO 7/31/96

--------------------------------------------------------------------------------------------
KEMPER HORIZON 5 PORTFOLIO CLASS A
--------------------------------------------------------------------------------------------

               Kemper Horizon            S & P 500              Lehman Brothers Gov't/Corp.
               5 Portfolio (1)      Stock Index (Monthly)+             Bond Index++
--------------------------------------------------------------------------------------------
12/29/95             10000                   10000                          10000
02/28/96             9692                    10457.7                        9849
04/30/96             9777                    10739.2                        9699
07/31/96             9598                    10564.8                        9835

                                 [LINE GRAPH]

--------------------------------------------------------------------------------------------
KEMPER HORIZON 5 PORTFOLIO CLASS B
--------------------------------------------------------------------------------------------

               Kemper Horizon            S & P 500              Lehman Brothers Gov't/Corp.
               5 Portfolio (1)      Stock Index (Monthly)+             Bond Index++
--------------------------------------------------------------------------------------------
12/29/95             10000                   10000                          10000
02/28/96             10273.7                 10457.7                        9849
04/30/96             10352.5                 10739.2                        9699
07/31/96             9744.3                  10564.8                        9835

                                 [LINE GRAPH]

--------------------------------------------------------------------------------------------
KEMPER HORIZON 5 PORTFOLIO CLASS C
--------------------------------------------------------------------------------------------

               Kemper Horizon            S & P 500              Lehman Brothers Gov't/Corp.
               5 Portfolio (1)      Stock Index (Monthly)+             Bond Index++
--------------------------------------------------------------------------------------------
12/29/95             10000                   10000                          10000
02/28/96             10273.7                 10457.7                        9849
04/30/96             10353.1                 10739.2                        9699
07/31/96             10045.3                 10564.8                        9835

Kemper Horizon  5 Portfolio (1)

S & P 500 Stock Index (Monthly)+

Lehman Brothers Gov't/Corp. Bond Index++

(1)Performance includes reinvestment of dividends and adjustment for the maximum sales charge for A Shares and the contingent deferred sales charge in effect at the end of the period for B and C Shares. In comparing Kemper Horizon Fund to the Standard & Poor's 500 Stock Index, you should note that the fund's performance reflects the maximum sales charge, while no such charges are reflected in the performance of the index.

+The Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the U.S. stock market. Source is Towers Data Systems.

++The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprised of intermediate and long-term government and investment grade corporate debt securities. Source is Towers Data Systems.

PORTFOLIO STATISTICS


----------------------------------------------------
KEMPER HORIZON 20+ PORTFOLIO*
----------------------------------------------------
                                          ON 7/31/96

----------------------------------------------------
COMMON STOCKS                                 79%
----------------------------------------------------
TREASURIES                                    20
----------------------------------------------------
CASH AND EQUIVALENTS                           1
----------------------------------------------------

                                 [PIE CHART]

/ / Common stocks
/ / Treasuries
/ / Cash and Equivalents



----------------------------------------------------
KEMPER HORIZON 10+ PORTFOLIO*
----------------------------------------------------
                                          ON 7/31/96
----------------------------------------------------
COMMON STOCKS                                 60%
----------------------------------------------------
TREASURIES                                    39
----------------------------------------------------
CASH AND EQUIVALENTS                           1
----------------------------------------------------

                                 [PIE CHART]


/ / Common stocks
/ / Treasuries
/ / Cash and Equivalents



----------------------------------------------------
KEMPER HORIZON 5 PORTFOLIO*
----------------------------------------------------
                                          ON 7/31/96
----------------------------------------------------
COMMON STOCKS                                 40%
----------------------------------------------------
TREASURIES                                    57
----------------------------------------------------
CASH AND EQUIVALENTS                           3
----------------------------------------------------

                                 [PIE CHART]

/ / Common stocks
/ / Treasuries
/ / Cash and Equivalents
--------------------------------------------------------------------------------
* Portfolio composition and holdings are subject to change.

PORTFOLIO OF INVESTMENTS

KEMPER HORIZON 20+ PORTFOLIO

PORTFOLIO OF INVESTMENTS AT JULY 31, 1996
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
U.S. GOVERNMENT OBLIGATIONS                                                                   AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES--19.7%
                                       5.00-5.875%, 1998                                      $   535     $   527
                                       7.125-8.125%, 1998                                         193         198
                                       8.875-9.25%, 1998                                          880         927
                                       5.00%, 1999                                                295         286
                                       8.00%, 1999                                                180         188
                                       8.875-9.125%, 1999                                       1,050       1,117
                                       6.75%, 2000                                                345         348
                                       -----------------------------------------------------------------------------
                                       TOTAL U.S. GOVERNMENT OBLIGATIONS
                                       (Cost: $3,627)                                                       3,591
                                       -----------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
COMMON STOCKS                                                                                  SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRIES--5.5%
                                       AK Steel Holding Corp.                                     400shs. $    15
                                       AMCOL International                                        800          12
                                       Bayer A.G.                                               1,860          63
                                       Crown Cork & Seal Co.                                    1,600          71
                                       Hoganas AB                                               4,270         141
                                       Jacobs Engineering Group                                 1,600          32
                                       Louisiana-Pacific Corp.                                  1,000          20
                                       Mitsubishi Heavy Industries                             19,200         163
                                    (a)Philip Environmental                                     9,210          71
                                       Renong Berhad                                           49,000          71
                                       Rexene Corp.                                             1,400          17
                                       Sumitomo Metal Industries                               26,000          78
                                       Technip S.A.                                               861          77
                                       Toray Industries                                        25,100         171
                                       -----------------------------------------------------------------------------
                                                                                                            1,002
----------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS--6.5%
                                       Blount, Inc., "A"                                        1,100          33
                                       CAE Industries                                          15,645         131
                                       Emerson Electric Co.                                     1,000          84
                                       General Electric Co.                                     3,100         255
                                       B. F. Goodrich Co.                                       2,600          94
                                       IHC Caland N.V.                                          1,105          54
                                       Intermet Corp.                                             700           9
                                       Mannesmann A.G.                                            125          45
                                       Matsushita Electric Industrial Co., Ltd.                10,000         174
                                    (a)Mueller Industries, Inc.                                   600          20
                                       Murata Manufacturing                                     2,400          86
                                       PHH Corporation                                            500          27
                                       Quanex Corp.                                               400           8
                                       Simpson Industries                                         900           8
                                       Stewart & Stevenson Services                               800          17
                                       Walbro Corp.                                               400           8
                                       Xerox Corporation                                        1,500          76
                                       York International Corp.                                 1,300          61
                                       -----------------------------------------------------------------------------
                                                                                                            1,190
----------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--11.0%
                                       J. Baker, Inc.                                           1,600          10
                                       Bulgari Spa                                              1,973          30
                                    (a)Burlington Coat Factory                                    700           7
                                       Burton Group PLC                                        43,427         101
                                       Carnival Corp.                                           3,460          93
                                       Carrefour S.A.                                             181          99
                                       Cato Corp.                                               1,700          10
                                       Christian Dior S.A.                                        171          22

PORTFOLIO OF INVESTMENTS

(Dollars in thousands)
--------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                              SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------
                                    (a)Circle K Corp.                                           3,000     $   141
                                       Circuit City Stores                                      2,100          66
                                    (a)Consolidated Stores Corp.                                3,350         111
                                       Dayton Hudson Corp.                                        900          27
                                       Dillard Department Stores                                  500          16
                                       Walt Disney Company                                      2,330         130
                                       Dixons Group PLC                                        15,000         116
                                       Ethan Allen Interiors                                    1,600          35
                                       Fedders Corporation                                      1,200           7
                                    (a)Fruit of The Loom                                        1,100          28
                                       Gaylord Entertainment Co.                                  945          24
                                       Gucci Group N.V.                                           792          43
                                       Haggar Apparel Co.                                         800          11
                                       Heilig-Meyers                                              500          10
                                       Liz Claiborne                                              500          16
                                       Moet Hennessy Louis Vuitton                                217          48
                                    (a)North Face Inc.                                          4,800          74
                                       Philips N.V., ADR                                        2,000          66
                                       Randstad Holding N.V.                                      810          59
                                    (a)Sports & Recreation                                      2,400          16
                                       Tabcorp Holdings Ltd.                                   16,690          73
                                       TJX Companies, Inc.                                      2,000          60
                                       Tokyu Department Store                                   3,000          19
                                    (a)Toys R Us                                                3,700          98
                                       UST, Inc.                                                5,100         170
                                       V.F. Corp.                                                 900          50
                                       Wal-Mart Stores                                          2,600          62
                                       WM-data AB                                               1,000          61
                                       -----------------------------------------------------------------------------
                                                                                                            2,009
--------------------------------------------------------------------------------------------------------------------
CONSUMER DURABLES--2.5%
                                       Fleetwood Enterprises                                      400          12
                                       Ford Motor Co.                                           2,200          72
                                       Honda Motor Co., Ltd.                                    8,500         205
                                       Leggett & Platt Incorporated                             3,500          91
                                       Magna International Inc., "A"                            1,450          65
                                       -----------------------------------------------------------------------------
                                                                                                              445
--------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.4%
                                    (a)Boston Market                                              900          24
                                    (a)Copart, Inc.                                             2,100          34
                                    (a)Cox Communications                                       6,500         124
                                       Heineken N.V.                                              453         102
                                       Independent Newspapers Ltd.                             14,796          70
                                    (a)Insurance Auto Auctions                                  1,600          16
                                    (a)Interim Services                                           600          22
                                       Kerry Group PLC                                          9,663          93
                                       Koninklijke Ahold N.V.                                   2,048         104
                                    (a)Liberty Media Group, "A"                                 5,690         125
                                    (a)Lone Star Steakhouse & Saloon                            4,000         126
                                    (a)Outback Steakhouse                                         850          22
                                       Philip Morris Companies                                  2,370         248
                                       Procter & Gamble Co.                                     1,000          89
                                       Pryca Centros                                            1,978          47
                                       Reed International PLC                                   3,990          67
                                    (a)Revlon, Inc.                                             1,500          42
                                       Shaw Communications                                      4,200          28
                                       Warnaco Group, "A"                                       3,800          90
                                       Wendy's International                                    3,900          66
                                       -----------------------------------------------------------------------------
                                                                                                            1,539
--------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(Dollars in thousands)                                                                       NUMBER OF
                                                                                              SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------
ENERGY--4.6%
                                       AMOCO Corp.                                              1,800     $   120
                                       Atlantic Richfield Co.                                   1,100         128
                                       British Petroleum Co.                                    8,600          78
                                       Columbia Gas System                                      2,800         150
                                       Elf Aquitaine                                              944          67
                                       Enron Corp.                                              1,350          53
                                       Enron Global Power & Pipeline LLC                          300           8
                                       Giant Industries                                         1,100          16
                                       KCS Energy                                                 800          24
                                       Petro-Canada                                            10,540          67
                                       Seitel, Inc.                                               300           9
                                       (a)Tesoro Petroleum Corp.                                1,700          20
                                       Union Texas Petroleum Holdings                           4,840          91
                                       -----------------------------------------------------------------------------
                                                                                                              831
--------------------------------------------------------------------------------------------------------------------
FINANCE--17.8%
                                       Aetna Life Insurance Company
                                       common                                                     112           7
                                       preferred class C                                           37           2
                                       H.F. Ahmanson & Co.                                        300           8
                                       Allstate Corp.                                             650          29
                                       American General Corp.                                   2,100          73
                                       American International Group, Inc.                         600          56
                                       Associates First Capital                                   300          11
                                       Banco Bilbao Vizcaya                                     1,857          78
                                       Banc One Corporation                                     2,100          73
                                       BankAmerica Corp.                                          900          72
                                       Bank of Ireland                                         10,022          70
                                       Bank of New York Inc.                                      500          26
                                       Bankers Trust New York Corp.                             1,400         101
                                       Barnett Banks                                            1,000          61
                                       Boatmen's Bancshares                                     1,740          70
                                       Cheung Kong Holding Ltd.                                12,000          82
                                       CITIC Pacific Ltd.                                      21,000          87
                                       Compass Bancshares                                         500          16
                                       Crestar Financial Corp.                                    700          40
                                       Cullen Frost Bankers                                       300           8
                                       Dean Witter Discover                                     1,470          75
                                       Development Bank of Singapore                           30,000         340
                                       Federal Home Loan Mortgage Corp.                         1,800         152
                                       Federal National Mortgage Association                    8,130         258
                                       First Commerce Corp.                                       400          14
                                       First Chicago NBD Corp.                                  1,700          65
                                       First Financial Caribbean Corp.                            800          17
                                       First Financial Corp., Wisconsin                           400           9
                                       First Union Corp.                                          700          44
                                       First USA                                                1,590          78
                                       Fleet Financial Group, Inc.                              1,500          61
                                       Great Western Financial Corp.                              500          12
                                    (a)Imperial Credit Industries                               1,000          29
                                       Integon Corp.                                              800          16
                                       Internationale Nederlanden Groep                         2,125          65
                                       ITT Hartford Group                                       1,900         100
                                       KeyCorp                                                  1,300          50
                                       Krung Thai Bank Public Co. Ltd.                         10,800          42
                                       Lawyers Title Insurance Corp.                              500          10
                                       Liberty Bancorp                                            300          10
                                       Long Island Bancorp                                        600          17
                                       MBIA Inc.                                                  660          50
                                       MGIC Investment Corp.                                    1,200          72
                                       Meadowbrook Insurance Group                                800          21

PORTFOLIO OF INVESTMENTS

(Dollars in thousands)
--------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                              SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------
                                       Mercer International SBI                                 1,500     $    18
                                       J.P. Morgan & Company                                      600          52
                                       NationsBank                                              1,230         106
                                       Northside Savings Bank                                     300          13
                                       Norwest Corp.                                              300          11
                                       PNC Bank, N.A.                                           3,000          87
                                       Providian Corp.                                          1,086          43
                                       Roosevelt Financial Group                                2,800          45
                                       Signet Banking Corp.                                     2,200          47
                                       Sumitomo Trust & Banking                                 9,000         118
                                       Travelers Group                                          2,430         103
                                       T.R. Financial Corp.                                       500          14
                                       Webb Del Corp.                                           1,100          19
                                       -----------------------------------------------------------------------------
                                                                                                            3,253
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE--7.4%
                                       Abbott Laboratories                                      2,300         101
                                       Astra AB
                                       ADR                                                      2,800         118
                                       common                                                   1,404          59
                                       (a)British Bio-Technology Group                          1,320          42
                                       Ciba-Geigy Ltd.                                             99         118
                                       Glaxo Wellcome PLC
                                       ADR                                                      3,200          89
                                       common                                                   8,903         124
                                       (a)Humana, Inc.                                          4,100          69
                                       Johnson & Johnson                                        1,600          76
                                       Eli Lilly & Co.                                            300          17
                                       Mallinckrodt Group                                       2,000          75
                                       Merck & Co., Inc.                                        1,300          84
                                       (a)Patterson Dental Co.                                    800          23
                                       Pharmacia-Upjohn Inc.                                      400          17
                                       (a)Physician Sales & Service                               900          16
                                       Roche Holding AG                                            21         103
                                       (a)St. Jude Medical                                      2,400          81
                                       Sandoz, Ltd.                                             2,100         117
                                       (a)Tenet Healthcare Corporation                          1,100          21
                                       -----------------------------------------------------------------------------
                                                                                                            1,350
--------------------------------------------------------------------------------------------------------------------
TECHNOLOGY--11.0%
                                       Allen Group                                              1,000          15
                                       (a)Alternative Resources Corporation                     1,100          32
                                       (a)Applied Materials, Inc.                               1,460          35
                                       (a)Asyst Technologies                                      300           6
                                       (a)Atmel Corporation                                     1,420          39
                                       (a)Burr Brown Corp.                                        400           7
                                       Canon Inc.                                               8,000         151
                                       (a)Cisco Systems                                         1,950         101
                                       (a)Compaq Computer Corp.                                 3,320         182
                                       (a)Cyrix                                                   100           1
                                       (a)Dell Computer Corp.                                   1,100          61
                                       (a)Diamond Multimedia System                               200           1
                                       Electronic Data Systems                                  1,200          63
                                       (a)Electroglas                                             900          11
                                       (a)EXAR Corp.                                            1,200          16
                                       (a)Gateway 2000                                          1,500          60
                                       Getronics N.V.                                           4,380          98
                                       Harris Corp.                                             1,790         103
                                       Hewlett-Packard, Co.                                     2,000          88
                                       (a)In Focus Systems                                        200           3
                                       Intel Corp.                                              2,450         184

PORTFOLIO OF INVESTMENTS


(DOLLARS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                                                               SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------

                                       Kyocera Corp.                                            1,500     $   103
                                    (a)Lam Research Corp.                                       1,640          36
                                       Linear Technology Corp.                                  1,330          42
                                       LM Ericsson Telephone Co. "B"                            2,051          41
                                    (a)Maxim Integrated Products                                1,550          44
                                    (a)Novellus Systems                                         1,020          37
                                    (a)Proxima Corp.                                            1,100          12
                                    (a)Read-Rite Corp.                                            900          10
                                       Scientific Atlanta                                       2,000          27
                                    (a)Silicon Graphics                                         1,330          31
                                    (a)Softkey International                                    4,000          74
                                    (a)Tech-Sym Corporation                                       300           8
                                       Texas Instruments                                        2,130          92
                                       3Com Corporation                                         2,320          91
                                    (a)US Robotics                                              1,750          94
                                    (a)Western Digital Corp.                                      300           9
                                       -------------------------------------------------------------------------------
                                                                                                            2,008
----------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--1.8%                   Airborne Freight Corp.                                     700          15
                                       Canadian National Railway Company                        6,126         112
                                       Nippon Express                                          14,000         132
                                       Swire Pacific Ltd.                                       8,500          73
                                       -------------------------------------------------------------------------------
                                                                                                              332
----------------------------------------------------------------------------------------------------------------------
UTILITIES--2.7%                     (a)AirTouch Communications                                  2,270          62
                                       Atlantic Tele-Network                                    1,400          29
                                       Empresa Nacional de Electricidad S.A.                      957          56
                                       Iberdrola, S.A.                                          3,750          34
                                    (a)Paging Network, Inc.                                     3,360          65
                                       SBC Communications Inc.                                  1,600          78
                                       Telecom Italia Spa                                      17,399          36
                                       Telefonica Del Puru, ADR                                 3,750          82
                                       Veba, A.G.                                                 905          46
                                       -------------------------------------------------------------------------------
                                                                                                              488
                                       -------------------------------------------------------------------------------
                                       TOTAL COMMON STOCKS--79.2%
                                       (Cost: $14,972)                                                     14,447
                                       -------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
                                                                                              AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------
MONEY MARKET                           Yield--5.25% to 5.44%
INSTRUMENTS--4.9%                      Due--August to September 1996
                                       (Cost: $898)                                          $    900         898
                                       -------------------------------------------------------------------------------
                                       TOTAL INVESTMENTS--103.8%
                                       (Cost: $19,497)                                                     18,936
                                       -------------------------------------------------------------------------------
                                       LIABILITIES, LESS CASH AND OTHER
                                       ASSETS--(3.8)%                                                        (685)
                                       -------------------------------------------------------------------------------
                                       NET ASSETS--100%                                                   $18,251
                                       -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
 NOTES TO PORTFOLIO OF INVESTMENTS
----------------------------------------------------------------------------------------------------------------------


(a) Non-income producing securities.

Based on the cost of investments of $19,497,000 for federal income tax purposes at July 31, 1996, the gross unrealized appreciation was $242,000, the gross unrealized depreciation was $803,000 and the net unrealized depreciation on investments was $561,000.

See accompanying Notes to Financial Statements.

KEMPER HORIZON 10+ PORTFOLIO

PORTFOLIO OF INVESTMENTS AT JULY 31, 1996


(DOLLARS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
U.S. GOVERNMENT OBLIGATIONS                                                                   AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES--39.0%             7.50%, 1997                                            $   300     $   303
                                       5.00-6.125%, 1998                                        1,009         997
                                       7.125-8.125%, 1998                                         743         764
                                       8.875-9.25%, 1998                                        2,210       2,330
                                       5.00%, 1999                                                487         472
                                       8.00%, 1999                                                290         302
                                       8.875-9.125%, 1999                                       1,170       1,245
                                       6.75%, 2000                                                950         958
                                       -----------------------------------------------------------------------------
                                       TOTAL U.S. GOVERNMENT OBLIGATIONS
                                       (Cost: $7,441)                                                       7,371
                                       -----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
COMMON STOCKS                                                                                 SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRIES--3.7%                 AK Steel Holding Corp.                                     400shs. $    15
                                       AMCOL International                                        700          10
                                       Bayer A.G.                                               1,240          42
                                       Crown Cork & Seal Co.                                    1,200          53
                                       Hoganas AB                                                 710          23
                                       Jacobs Engineering Group                                 1,300          26
                                       Louisiana-Pacific Corp.                                    700          14
                                       Mitsubishi Heavy Industries                             16,200         137
                                    (a)Philip Environmental                                     9,280          72
                                       Renong Berhad                                           27,000          39
                                       Rexene Corp.                                             1,300          16
                                       Sumitomo Metal Industries                               20,000          60
                                       Technip S.A.                                               667          59
                                       Toray Industries                                        19,500         133
                                       -----------------------------------------------------------------------------
                                                                                                              699
----------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS--4.7%                    Blount, Inc., "A"                                        1,000          30
                                       CAE Industries                                           9,345          78
                                       Emerson Electric Co.                                       600          51
                                       General Electric Co.                                     2,200         181
                                       B. F. Goodrich Co.                                       2,100          76
                                       IHC Caland N.V.                                            887          43
                                       Intermet Corp.                                             600           8
                                       Matsushita Electric Industrial Co., Ltd.                 7,000         122
                                    (a)Mueller Industries, Inc.                                   600          20
                                       Murata Manufacturing                                     2,400          86
                                       PHH Corporation                                            500          27
                                       Quanex Corp.                                               400           8
                                       Simpson Industries                                         900           8
                                       Stewart & Stevenson Services                               700          15
                                       Walbro Corp.                                               400           8
                                       Xerox Corporation                                        1,500          76
                                       York International Corp.                                 1,000          47
                                       -----------------------------------------------------------------------------
                                                                                                              884
----------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--9.0%               J. Baker, Inc.                                           1,500          10
                                       Bulgari Spa                                              1,602          24
                                    (a)Burlington Coat Factory                                    400           4
                                       Burton Group PLC                                        45,022         104
                                       Carnival Corp.                                           2,800          75
                                       Carrefour S.A.                                             142          78
                                       Cato Corp.                                               1,600          10
                                       Christian Dior S.A.                                        139          18

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                              SHARES       VALUE
-------------------------------------------------------------------------------------------------------------------------
                                    (a)Circle K Corp.                                           3,000     $   141
                                       Circuit City Stores                                      1,500          47
                                    (a)Consolidated Stores Corp.                                2,650          87
                                       Dayton Hudson Corp.                                        600          18
                                       Dillard Department Stores                                  400          13
                                       Walt Disney Company                                      1,970         110
                                       Dixons Group PLC                                        15,000         116
                                       Ethan Allen Interiors                                    1,250          27
                                       Fedders Corporation                                      1,100           6
                                    (a)Fruit of The Loom                                          700          18
                                       Gaylord Entertainment Co.                                  945          24
                                       Gucci Group N.V.                                           528          29
                                       Haggar Apparel Co.                                         700           9
                                       Heilig-Meyers                                              900          18
                                       Liz Claiborne                                              400          13
                                       Moet Hennessy Louis Vuitton                                383          85
                                    (a)North Face Inc.                                          3,800          59
                                       Philips N.V., ADR                                        1,400          46
                                       Randstad Holding N.V.                                      600          44
                                    (a)Sports & Recreation                                      2,300          16
                                       Tabcorp Holdings Ltd.                                    7,509          33
                                       TJX Companies, Inc.                                      1,600          48
                                    (a)Toys R Us                                                2,600          69
                                       UST, Inc.                                                5,000         166
                                       V.F. Corp.                                                 700          39
                                       Wal-Mart Stores                                          2,400          58
                                       WM-data AB                                                 700          43
                                       -------------------------------------------------------------------------------
                                                                                                            1,705
----------------------------------------------------------------------------------------------------------------------
CONSUMER DURABLES--1.8%                Edaran Otomobil Nasional Berhad                          1,000          10
                                       Fleetwood Enterprises                                      500          15
                                       Ford Motor Co.                                           2,300          75
                                       Honda Motor Co., Ltd.                                    4,600         111
                                       Leggett & Platt Incorporated                             2,800          73
                                       Magna International Inc., "A"                            1,120          50
                                       -------------------------------------------------------------------------------
                                                                                                              334
----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--6.7%              (a)Boston Market                                              850          23
                                    (a)Copart, Inc.                                             1,600          26
                                    (a)Cox Communications Inc.                                  5,000          95
                                       Heineken N.V.                                              432          97
                                       Independent Newspapers Ltd.                             11,802          56
                                    (a)Insurance Auto Auctions                                  1,500          15
                                    (a)Interim Services                                           600          22
                                       Kerry Group PLC                                          8,042          77
                                       Koninklijke Ahold N.V.                                   1,747          89
                                    (a)Liberty Media Group, "A"                                 3,300          73
                                    (a)Lone Star Steakhouse & Saloon                            2,500          78
                                    (a)Outback Steakhouse                                         780          20
                                       Philip Morris Companies                                  1,830         191
                                       Procter & Gamble Co.                                     1,200         107
                                       Pryca Centros                                            1,517          36
                                       Reed International PLC                                   3,145          53
                                    (a)Revlon, Inc.                                             1,200          34
                                       Shaw Communications                                      1,800          12
                                       Warnaco Group, "A"                                       3,200          76
                                       Wendy's International                                    5,000          85
                                       -------------------------------------------------------------------------------
                                                                                                            1,265
----------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                              SHARES       VALUE
-------------------------------------------------------------------------------------------------------------------------
ENERGY--3.3%                           AMOCO Corp.                                              1,300     $    87
                                       Atlantic Richfield Co.                                     800          93
                                       British Petroleum Co.                                    6,900          63
                                       Columbia Gas System                                      1,800          97
                                       Elf Aquitaine                                              674          48
                                       Enron Corp.                                                950          37
                                       Enron Global Power & Pipeline LLC                          300           7
                                       Giant Industries                                         1,100          16
                                       KCS Energy                                                 600          18
                                       Petro-Canada                                            10,030          64
                                       Seitel, Inc.                                               300           9
                                    (a)Tesoro Petroleum Corp.                                   1,600          18
                                       Union Texas Petroleum Holdings                           3,920          74
                                       -------------------------------------------------------------------------------
                                                                                                              631
----------------------------------------------------------------------------------------------------------------------
FINANCE--13.1%                         Aetna Life Insurance Company
                                         common                                                    67           4
                                         preferred class C                                         22           1
                                       H.F. Ahmanson & Co.                                        300           8
                                       Allstate Corp.                                             700          31
                                       American General Corp.                                   1,100          38
                                       American International Group, Inc.                         400          38
                                       Associates First Capital                                   880          34
                                       Banco Bilbao Vizcaya                                     1,326          56
                                       Banc One Corporation                                     1,500          52
                                       BankAmerica Corp.                                          700          56
                                       Bank of Ireland                                          7,897          55
                                       Bank of New York Inc.                                      400          21
                                       Bankers Trust New York Corp.                               400          29
                                       Barnett Banks                                              700          43
                                       Boatmen's Bancshares                                       700          28
                                       Cheung Kong Holding Ltd.                                 7,000          48
                                       CITIC Pacific Ltd.                                      11,000          45
                                       Compass Bancshares                                         500          16
                                       Crestar Financial Corp.                                    500          29
                                       Cullen Frost Bankers                                       300           8
                                       Dean Witter Discover                                     1,280          65
                                       Development Bank of Singapore                           23,000         260
                                       Federal Home Loan Mortgage Corp.                         1,400         118
                                       Federal National Mortgage Association                    6,320         201
                                       First Commerce Corp.                                       400          14
                                       First Chicago NBD Corp.                                  1,300          50
                                       First Financial Caribbean Corp.                            500          11
                                       First Financial Corp., Wisconsin                           400           9
                                       First Union Corp.                                        1,200          76
                                       First USA                                                2,100         103
                                       Fleet Financial Group, Inc.                              1,200          49
                                       Great Western Financial Corp.                              400           9
                                    (a)Imperial Credit Industries                                 900          26
                                       Integon Corp.                                              700          14
                                       Internationale Nederlanden Groep                         2,170          66
                                       ITT Hartford Group                                       1,250          66
                                       KeyCorp                                                  1,700          66
                                       Krung Thai Bank Public Co. Ltd.                          6,800          26
                                       Lawyers Title Insurance Corp.                              400           8
                                       Liberty Bancorp                                            300          10
                                       Long Island Bancorp                                        600          17
                                       MBIA Inc.                                                  670          51
                                       MGIC Investment Corp.                                    1,000          60
                                       Meadowbrook Insurance Group                                800          21

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                              SHARES       VALUE
-------------------------------------------------------------------------------------------------------------------------
                                       Mercer International SBI                                 1,400     $    17
                                       J.P. Morgan & Company                                      200          17
                                       NationsBank                                                800          69
                                       Northside Savings Bank                                     300          13
                                       Norwest Corp.                                              300          11
                                       PNC Bank, N.A.                                           1,800          52
                                       Providian Corp.                                            700          28
                                       Roosevelt Financial Group                                2,600          42
                                       Signet Banking Corp.                                     1,400          30
                                       Sumitomo Trust & Banking                                 4,000          52
                                       Travelers Group                                          1,650          70
                                       T.R. Financial Corp.                                       500          14
                                       Webb Del Corp.                                           1,100          19
                                       -----------------------------------------------------------------------------
                                                                                                            2,470
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE--5.4%                      Abbott Laboratories                                      1,200          53
                                         Astra AB
                                         ADR                                                    2,100          89
                                       common                                                   1,414          59
                                    (a)British Bio-Technology Group                             1,179          38
                                       Ciba-Geigy Ltd.                                             79          94
                                       Glaxo Wellcome PLC
                                         ADR                                                    2,100          58
                                         common                                                 6,046          84
                                    (a)Humana, Inc.                                             3,000          50
                                       Johnson & Johnson                                        1,200          57
                                       Eli Lilly & Co.                                            300          17
                                       Mallinckrodt Group                                       1,400          52
                                       Merck & Co., Inc.                                        1,100          71
                                    (a)Patterson Dental Co.                                       800          23
                                       Pharmacia-Upjohn Inc.                                      300          12
                                    (a)Physician Sales & Service                                  900          16
                                       Roche Holding AG                                            17          89
                                    (a)St. Jude Medical                                         1,800          61
                                       Sandoz, Ltd.                                             1,670          93
                                    (a)Tenet Healthcare Corporation                               700          14
                                       -----------------------------------------------------------------------------
                                                                                                            1,030
----------------------------------------------------------------------------------------------------------------------
TECHNOLOGY--8.9%                       Allen Group                                              1,000          15
                                    (a)Alternative Resources Corporation                          850          24
                                    (a)Applied Materials, Inc.                                  1,140          27
                                    (a)Asyst Technologies                                         400           8
                                    (a)Atmel Corporation                                        1,070          30
                                    (a)Burr Brown Corp.                                           400           7
                                       Canon Inc.                                               5,200          98
                                    (a)Cisco Systems                                            1,600          83
                                    (a)Compaq Computer Corp.                                    2,680         147
                                    (a)Cyrix                                                      100           1
                                    (a)Dell Computer Corp.                                        750          42
                                    (a)Diamond Multimedia System                                  200           1
                                       Electronic Data Systems                                    800          42
                                    (a)Electroglas                                                900          11
                                    (a)EXAR Corp.                                               1,100          15
                                    (a)Gateway 2000                                             1,000          40
                                       Getronics N.V.                                           3,136          70
                                       Harris Corp.                                             1,440          83
                                       Hewlett-Packard, Co.                                     1,600          70
                                    (a)In Focus Systems                                           200           3
                                       Intel Corp.                                              2,550         192


PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                              SHARES       VALUE
-------------------------------------------------------------------------------------------------------------------------
                                       Kyocera Corp.                                            2,100     $   144
                                    (a)Lam Research Corp.                                       1,270          28
                                       Linear Technology Corp.                                    930          29
                                       LM Ericsson Telephone Co. "B"                            1,619          32
                                    (a)Maxim Integrated Products                                1,205          34
                                    (a)Novellus Systems                                           810          29
                                    (a)Proxima Corp.                                              800           9
                                    (a)Read-Rite Corp.                                            800           9
                                       Scientific Atlanta                                       1,750          23
                                    (a)Silicon Graphics                                         1,200          28
                                    (a)Softkey International                                    3,000          56
                                    (a)Tech-Sym Corporation                                       300           8
                                       Texas Instruments                                        1,650          71
                                       3Com Corporation                                         2,000          79
                                    (a)US Robotics                                              1,600          86
                                    (a)Western Digital Corp.                                      400          12
                                       -----------------------------------------------------------------------------
                                                                                                            1,686
----------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--1.4%                   Airborne Freight Corp.                                     700          15
                                       Canadian National Railway Company                        5,245          96
                                       Nippon Express                                          10,000          95
                                       Swire Pacific Ltd.                                       7,000          60
                                       -----------------------------------------------------------------------------
                                                                                                              266
----------------------------------------------------------------------------------------------------------------------
UTILITIES--2.2%                     (a)Airtouch Communications                                  1,650          45
                                       Atlantic Tele-Network                                    1,300          27
                                       Empresa Nacional de Electricidad S.A.                      638          37
                                       Iberdrola, S.A.                                          2,900          26
                                    (a)Paging Network, Inc.                                     2,400          46
                                       SBC Communications Inc.                                  1,200          59
                                       Telecom Italia Spa                                      49,904         104
                                       Telefonica Del Puru, ADR                                 1,750          38
                                       Veba, A.G.                                                 713          36
                                       -----------------------------------------------------------------------------
                                                                                                              418
                                       -----------------------------------------------------------------------------
                                       TOTAL COMMON STOCKS--60.2%
                                       (Cost: $11,707)                                                     11,388
                                       -------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL
                                                                                                  AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------
MONEY MARKET
INSTRUMENT--1.0%                       Yield--5.28%
                                       Due--September 1996
                                       (Cost: $199)                                          $    200         199
                                       -------------------------------------------------------------------------------
                                       TOTAL INVESTMENTS--100.2%
                                       (Cost: $19,347)                                                     18,958
                                       -------------------------------------------------------------------------------
                                       LIABILITIES, LESS CASH AND OTHER ASSETS--(.2)%                         (46)
                                       -------------------------------------------------------------------------------
                                       NET ASSETS--100%                                                   $18,912
                                       -------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Non-income producing securities.

Based on the cost of investments of $19,347,000 for federal income tax purposes at July 31, 1996, the gross unrealized appreciation was $239,000, the gross unrealized depreciation was $628,000 and the net unrealized depreciation on investments was $389,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER HORIZON 5 PORTFOLIO

Portfolio of Investments at July 31, 1996


(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
 U.S. GOVERNMENT OBLIGATIONS                                                                  AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES--57.0%             5.00-5.625%, 1998                                      $   888     $   875
                                       7.125-8.125%, 1998                                         618         635
                                       8.875-9.25%, 1998                                        1,475       1,555
                                       5.00%, 1999                                                820         795
                                       8.00%, 1999                                                460         480
                                       8.875-9.125%, 1999                                       1,250       1,331
                                       6.75%, 2000                                                500         504
                                       -----------------------------------------------------------------------------
                                       TOTAL U.S. GOVERNMENT OBLIGATIONS
                                       (Cost: $6,241)                                                       6,175
                                       -----------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
            COMMON STOCKS                                                                     SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRIES--2.7%                 AK Steel Holding Corp.                                     100shs. $     4
                                       AMCOL International                                        200           3
                                       Bayer A.G.                                                 460          16
                                       Crown Cork & Seal Co.                                      450          20
                                       Hoganas AB                                               1,420          47
                                       Jacobs Engineering Group                                   400           8
                                       Louisiana-Pacific Corp.                                    300           6
                                       Mitsubishi Heavy Industries                              6,600          56
                                    (a)Philip Environmental                                       660           5
                                       Renong Berhad                                           17,000          25
                                       Rexene Corp.                                               400           5
                                       Sumitomo Metal Industries                                8,000          24
                                       Technip S.A.                                               236          21
                                       Toray Industries                                         8,400          57
                                       -----------------------------------------------------------------------------
                                                                                                              297
----------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS--3.0%                    Blount, Inc., "A"                                          300           9
                                       CAE Industries                                           2,060          17
                                       Emerson Electric Co.                                       200          17
                                       General Electric Co.                                       900          74
                                       B. F. Goodrich Co.                                         800          29
                                       Intermet Corp.                                             200           3
                                       Matsushita Electric Industrial Co., Ltd.                 3,000          52
                                    (a)Mueller Industries, Inc.                                   200           7
                                       Murata Manufacturing                                     1,200          43
                                       PHH Corporation                                            100           5
                                       Quanex Corp.                                               100           2
                                       Simpson Industries                                         300           3
                                       Stewart & Stevenson Services                               200           4
                                       Walbro Corp.                                               100           2
                                       Xerox Corporation                                          600          30
                                       York International Corp.                                   500          23
                                       -----------------------------------------------------------------------------
                                                                                                              320
----------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--4.9%               J. Baker, Inc.                                             500           3
                                       Bulgari Spa                                              1,158          18
                                    (a)Burlington Coat Factory                                    200           2
                                       Burton Group PLC                                         9,870          23
                                       Carnival Corp.                                           1,100          30
                                       Carrefour S.A.                                              55          30
                                       Cato Corp.                                                 500           3
                                       Christian Dior S.A.                                        109          14

PORTFOLIO OF INVESTMENTS

(Dollars in thousands)
-------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                              SHARES       VALUE
-------------------------------------------------------------------------------------------------------------------------
                                       Circuit City Stores                                        600     $    19
                                    (a)Consolidated Stores Corp.                                  950          31
                                       Dayton Hudson Corp.                                        300           9
                                       Dillard Department Stores                                  200           6
                                       Walt Disney Company                                        700          39
                                       Ethan Allen Interiors                                      500          11
                                       Fedders Corporation                                        300           2
                                    (a)Fruit of The Loom                                          300           8
                                       Gaylord Entertainment Co.                                  495          13
                                       Gucci Group N.V.                                           176          10
                                       Haggar Apparel Co.                                         200           3
                                       Heilig-Meyers                                              900          18
                                       Liz Claiborne                                              200           7
                                       Moet Hennessy Louis Vuitton                                 60          13
                                    (a)North Face Inc.                                          1,400          22
                                       Philips N.V., ADR                                          400          13
                                       Randstad Holding N.V.                                      140          10
                                    (a)Sports & Recreation                                        700           5
                                       Tabcorp Holdings Ltd.                                    6,873          30
                                       TJX Companies, Inc.                                        600          18
                                    (a)Toys R Us                                                1,080          28
                                       UST, Inc.                                                1,800          60
                                       V.F. Corp.                                                 200          11
                                       Wal-Mart Stores                                            600          14
                                       WM-data AB                                                 164          10
                                       -------------------------------------------------------------------------------
                                                                                                              533
----------------------------------------------------------------------------------------------------------------------
CONSUMER DURABLES--1.0%                Fleetwood Enterprises                                      200           6
                                       Ford Motor Co.                                           1,000          32
                                       Honda Motor Co., Ltd.                                    1,200          29
                                       Leggett & Platt Incorporated                             1,100          29
                                       Magna International Inc., "A"                              400          18
                                       -------------------------------------------------------------------------------
                                                                                                              114
----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.3%              (a)Boston Market                                              370          10
                                    (a)Copart, Inc.                                               500           8
                                    (a)Cox Communications                                       1,700          32
                                       Heineken N.V.                                              207          47
                                       Independent Newspapers Ltd.                              4,064          19
                                    (a)Insurance Auto Auctions                                    400           4
                                    (a)Interim Services                                           300          11
                                       Kerry Group PLC                                          1,080          10
                                       Koninklijke Ahold N.V.                                     235          12
                                    (a)Liberty Media Group, "A"                                 1,650          36
                                    (a)Lone Star Steakhouse & Saloon                            1,130          35
                                    (a)Outback Steakhouse                                         350           9
                                       Philip Morris Companies                                    760          80
                                       Procter & Gamble Co.                                       500          45
                                       Reed International PLC                                   1,384          23
                                    (a)Revlon, Inc.                                               500          14
                                       Shaw Communications                                        900           6
                                       Warnaco Group, "A"                                       1,550          37
                                       Wendy's International                                    1,600          27
                                       -------------------------------------------------------------------------------
                                                                                                              465
----------------------------------------------------------------------------------------------------------------------
ENERGY--2.3%                           AMOCO Corp.                                                500          33
                                       Atlantic Richfield Co.                                     300          35
                                       British Petroleum Co.                                    5,200          47

PORTFOLIO OF INVESTMENTS

(Dollars in thousands)
-------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                              SHARES       VALUE
-------------------------------------------------------------------------------------------------------------------------
                                       Columbia Gas System                                        800     $    43
                                       Elf Aquitaine                                              229          16
                                       Enron Corp.                                                300          12
                                       Enron Global Power & Pipeline LLC                          100           3
                                       Giant Industries                                           300           4
                                       KCS Energy                                                 200           6
                                       Petro-Canada                                             1,880          12
                                       Seitel, Inc.                                               100           3
                                    (a)Tesoro Petroleum Corp.                                     500           6
                                       Union Texas Petroleum Holdings                           1,557          29
                                       -------------------------------------------------------------------------------
                                                                                                              249
----------------------------------------------------------------------------------------------------------------------
FINANCE--9.7%                          Aetna Life Insurance Company
                                         common                                                    22           1
                                         preferred class C                                          7           1
                                       H.F. Ahmanson & Co.                                        100           3
                                       Allstate Corp.                                             200           9
                                       American General Corp.                                     600          21
                                       American International Group, Inc.                         400          38
                                       Associates First Capital                                   100           4
                                       Banco Bilbao Vizcaya                                       451          19
                                       Banc One Corporation                                       600          21
                                       BankAmerica Corp.                                          300          24
                                       Bank of Ireland                                          2,692          19
                                       Bank of New York Inc.                                      200          10
                                       Bankers Trust New York Corp.                               100           7
                                       Barnett Banks                                              300          18
                                       Boatmen's Bancshares                                       300          12
                                       Cheung Kong Holding Ltd.                                 3,000          20
                                       CITIC Pacific Ltd.                                       4,000          17
                                       Compass Bancshares                                         100           3
                                       Crestar Financial Corp.                                    200          12
                                       Cullen Frost Bankers                                       100           3
                                       Dean Witter Discover                                       390          20
                                       Development Bank of Singapore                           16,500         187
                                       Federal Home Loan Mortgage Corp.                           600          51
                                       Federal National Mortgage Association                    2,267          72
                                       First Commerce Corp.                                       100           3
                                       First Chicago NBD Corp.                                    500          19
                                       First Financial Caribbean Corp.                            200           4
                                       First Financial Corp., Wisconsin                           100           2
                                       First Union Corp.                                          400          25
                                       First USA                                                  600          29
                                       Fleet Financial Group, Inc.                                400          16
                                       Great Western Financial Corp.                              200           5
                                    (a)Imperial Credit Industries                                 300           9
                                       Integon Corp.                                              200           4
                                       Internationale Nederlanden Groep                         1,120          34
                                       ITT Hartford Group                                         570          30
                                       KeyCorp                                                    400          15
                                       Krung Thai Bank Public Co. Ltd.                          2,700          10
                                       Lawyers Title Insurance Corp.                              100           2
                                       Liberty Bancorp                                            100           3
                                       Long Island Bancorp                                        200           6
                                       MBIA Inc.                                                  410          31
                                       MGIC Investment Corp.                                      300          18
                                       Meadowbrook Insurance Group                                400          10
                                       Mercer International SBI                                   400           5
                                       J.P. Morgan & Company                                      100           9

PORTFOLIO OF INVESTMENTS

(Dollars in thousands)
-------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                              SHARES       VALUE
-------------------------------------------------------------------------------------------------------------------------
                                       NationsBank                                                450     $    39
                                       Northside Savings Bank                                     100           4
                                       Norwest Corp.                                              100           4
                                       PNC Bank, N.A.                                             700          20
                                       Providian Corp.                                            320          13
                                       Roosevelt Financial Group                                  700          11
                                       Signet Banking Corp.                                       500          11
                                       Sumitomo Trust & Banking                                 2,000          26
                                       Travelers Group                                            900          37
                                       T.R. Financial Corp.                                       100           3
                                       Webb Del Corp.                                             300           5
                                       -------------------------------------------------------------------------------
                                                                                                            1,054
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE--4.0%                      Abbott Laboratories                                        500          22
                                       Astra AB
                                         ADR                                                      820          35
                                         common                                                   496          21
                                       Ciba-Geigy Ltd.                                             47          56
                                       Glaxo Wellcome PLC
                                         ADR                                                    1,200          33
                                         common                                                 2,442          34
                                    (a)Humana, Inc.                                             1,200          20
                                       Johnson & Johnson                                          400          19
                                       Eli Lilly & Co.                                            100           6
                                       Mallinckrodt Group                                         700          26
                                       Merck & Co., Inc.                                          500          32
                                    (a)Patterson Dental Co.                                       400          12
                                       Pharmacia-Upjohn Inc.                                      100           4
                                    (a)Physician Sales & Service                                  450           8
                                       Roche Holding AG                                            12          37
                                    (a)St. Jude Medical                                           700          24
                                       Sandoz, Ltd.                                               720          40
                                    (a)Tenet Healthcare Corporation                               200           4
                                       -------------------------------------------------------------------------------
                                                                                                              433
----------------------------------------------------------------------------------------------------------------------
TECHNOLOGY--6.1%                       Allen Group                                                500           8
                                    (a)Alternative Resources Corporation                          300           9
                                    (a)Applied Materials, Inc.                                    400          10
                                    (a)Asyst Technologies                                         100           2
                                    (a)Atmel Corporation                                          370          10
                                    (a)Burr Brown Corp.                                           100           2
                                       Canon Inc.                                               3,800          72
                                    (a)Cisco Systems                                              650          34
                                    (a)Compaq Computer Corp.                                    1,090          60
                                    (a)Dell Computer Corp.                                        330          18
                                       Electronic Data Systems                                    400          21
                                    (a)Electroglas                                                300           4
                                    (a)EXAR Corp.                                                 300           4
                                    (a)Gateway 2000                                               450          18
                                       Getronics N.V.                                           1,140          25
                                       Harris Corp.                                               605          35
                                       Hewlett-Packard, Co.                                       600          26
                                       Intel Corp.                                                850          64
                                       Kyocera Corp.                                              400          27
                                    (a)Lam Research Corp.                                         440          10
                                       Linear Technology Corp.                                    350          11
                                       LM Ericsson Telephone Co. "B"                              970          19
                                    (a)Maxim Integrated Products                                  410          12

PORTFOLIO OF INVESTMENTS

(Dollars in thousands)
-------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                              SHARES       VALUE
-------------------------------------------------------------------------------------------------------------------------
                                    (a)Novellus Systems                                           300     $    11
                                    (a)Proxima Corp.                                              300           3
                                    (a)Read-Rite Corp.                                            300           3
                                       Scientific Atlanta                                         500           7
                                    (a)Silicon Graphics                                           410          10
                                    (a)Softkey International                                    1,270          23
                                    (a)Tech-Sym Corporation                                       100           3
                                       Texas Instruments                                          600          26
                                       3Com Corporation                                           730          29
                                    (a)US Robotics                                                690          37
                                    (a)Western Digital Corp.                                      100           3
                                       -------------------------------------------------------------------------------
                                                                                                              656
----------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--.8%                    Airborne Freight Corp.                                     200           4
                                       Canadian National Railway Company                        1,710          31
                                       Nippon Express                                           3,000          28
                                       Swire Pacific Ltd.                                       3,000          26
                                       -------------------------------------------------------------------------------
                                                                                                               89
----------------------------------------------------------------------------------------------------------------------
UTILITIES--1.2%                     (a)Airtouch Communications                                    400          11
                                       Atlantic Tele-Network                                      400           8
                                       Empresa Nacional de Electricidad S.A.                      239          14
                                       Iberdrola, S.A.                                          1,520          14
                                    (a)Paging Network, Inc.                                     1,000          19
                                       SBC Communications Inc.                                    600          29
                                       Telecom Italia Spa                                       6,432          13
                                       Telefonica Del Puru, ADR                                   750          16
                                       -----------------------------------------------------------------------------
                                                                                                              124
                                       -----------------------------------------------------------------------------
                                       TOTAL COMMON STOCKS--40.0%
                                       (Cost: $4,424)                                                       4,334
                                       -----------------------------------------------------------------------------
                                       TOTAL INVESTMENTS--97.0%
                                       (Cost: $10,665)                                                     10,509
                                       -----------------------------------------------------------------------------
                                       OTHER ASSETS LESS LIABILITIES--3.0%                                    322
                                       -----------------------------------------------------------------------------
                                       NET ASSETS--100%                                                   $10,831
                                       -----------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Non-income producing securities.

Based on the cost of investments of $10,665,000 for federal income tax purposes at July 31, 1996, the gross unrealized appreciation was $103,000, the gross unrealized depreciation was $259,000 and the net unrealized depreciation on investments was $156,000.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS

KEMPER HORIZON FUND

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper Horizon 20+ Portfolio, Kemper Horizon 10+ Portfolio and Kemper Horizon 5 Portfolio, comprising Kemper Horizon Fund (the Fund), as of July 31, 1996, the related statements of operations and changes in net assets and the financial highlights for the period from December 29, 1995 (commencement of operations) to July 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising Kemper Horizon Fund at July 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for the period referred to above in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          August 29, 1996

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 1996
(IN THOUSANDS)

                                                                                KEMPER HORIZON
                                                                 ---------------------------------------------
                                                                 20+ PORTFOLIO    10+ PORTFOLIO    5 PORTFOLIO
--------------------------------------------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------------------------------------------
Investments, at value
(Cost: $19,497, $19,347 and $10,665)                                $18,936           18,958          10,509
--------------------------------------------------------------------------------------------------------------
Cash                                                                     67              164              --
--------------------------------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                      106              368             238
--------------------------------------------------------------------------------------------------------------
  Dividends and interest                                                 99              182             158
--------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                     19,208           19,672          10,905
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
------------------------------------------------------------------------------------------------------------
Cash Overdraft                                                           --               --              23
--------------------------------------------------------------------------------------------------------------
Payable for:
  Fund shares redeemed                                                   15                1               1
--------------------------------------------------------------------------------------------------------------
  Investments purchased                                                 918              733              36
--------------------------------------------------------------------------------------------------------------
  Management fee                                                          5                7               3
--------------------------------------------------------------------------------------------------------------
  Distribution services fee                                               6                6               3
--------------------------------------------------------------------------------------------------------------
  Administrative services fee                                             3                3               2
--------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                 10               10               6
--------------------------------------------------------------------------------------------------------------
    Total liabilities                                                   957              760              74
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                          $18,251           18,912          10,831
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
------------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $18,784           19,258          10,955
--------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                           (106)             (92)            (44)
--------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                             (561)            (389)           (156)
--------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                     134              135              76
--------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                         $18,251           18,912          10,831
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
------------------------------------------------------------------------------------------------------------
CLASS A SHARES
  Net assets applicable to shares outstanding                         $8,073           9,338           4,412
--------------------------------------------------------------------------------------------------------------
  Shares outstanding                                                    831              973             461
--------------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets divided by shares outstanding)                          $9.72             9.60            9.57
--------------------------------------------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 6.10% of
  net asset value or 5.75% of offering price)                        $10.31            10.19           10.15
------------------------------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding                        $8,431            8,622           5,704
--------------------------------------------------------------------------------------------------------------
  Shares outstanding                                                    873              898             596
--------------------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets divided by shares outstanding)                          $9.65             9.60            9.57
------------------------------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding                          $798              850             614
--------------------------------------------------------------------------------------------------------------
  Shares outstanding                                                     82               89              64
--------------------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets divided by shares outstanding)                          $9.67             9.60            9.57
------------------------------------------------------------------------------------------------------------
CLASS I SHARES
  Net assets applicable to shares outstanding                          $949              102             101
--------------------------------------------------------------------------------------------------------------
  Shares outstanding                                                     98               11              11
--------------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets divided by shares outstanding)                          $9.73             9.57            9.58
------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the period December 29, 1995
(commencement of operations) to July 31, 1996
(IN THOUSANDS)

                                                                                KEMPER HORIZON
                                                                 ---------------------------------------------
                                                                 20+ PORTFOLIO    10+ PORTFOLIO    5 PORTFOLIO
--------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------
  Dividends                                                          $  63               47              18
--------------------------------------------------------------------------------------------------------------
  Interest                                                              88              152             120
--------------------------------------------------------------------------------------------------------------
    Total investment income                                            151              199             138
--------------------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                        29               29              17
--------------------------------------------------------------------------------------------------------------
  Distribution services fee                                             18               19              13
--------------------------------------------------------------------------------------------------------------
  Administrative services fee                                           10               11               6
--------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                28               29              13
--------------------------------------------------------------------------------------------------------------
  Professional fees                                                      4                3               2
--------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                               6                6               6
--------------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver                                95               97              57
--------------------------------------------------------------------------------------------------------------
Less expenses waived and absorbed by investment manager                  3                2               1
--------------------------------------------------------------------------------------------------------------
    Total expenses after expense waiver                                 92               95              56
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   59              104              82
------------------------------------------------------------------------------------------------------------

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net realized loss on sales of investments                           (128)            (116)            (54)
--------------------------------------------------------------------------------------------------------------
  Net realized gain from futures transactions                           26               28              12
--------------------------------------------------------------------------------------------------------------
    Net realized loss                                                 (102)             (88)            (42)
--------------------------------------------------------------------------------------------------------------
  Change in net unrealized depreciation on investments                (561)            (389)           (156)
--------------------------------------------------------------------------------------------------------------
Net loss on investments                                               (663)            (477)           (198)
--------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $(604)            (373)           (116)
------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the period December 29, 1995
(commencement of operations) to July 31, 1996
(IN THOUSANDS)

                                                                                KEMPER HORIZON
                                                                 ---------------------------------------------
                                                                 20+ PORTFOLIO    10+ PORTFOLIO    5 PORTFOLIO
--------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------
  Net investment income                                             $    59              104              82
--------------------------------------------------------------------------------------------------------------
  Net realized loss                                                    (102)             (88)            (42)
--------------------------------------------------------------------------------------------------------------
  Change in net unrealized depreciation                                (561)            (389)           (156)
--------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                   (604)            (373)           (116)
--------------------------------------------------------------------------------------------------------------
Net equalization credits                                                 71               97              46
--------------------------------------------------------------------------------------------------------------
Distribution from net investment income                                  --              (70)            (54)
--------------------------------------------------------------------------------------------------------------
Net increase from capital share transactions                         18,684           19,158          10,855
--------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                         18,151           18,812          10,731
------------------------------------------------------------------------------------------------------------

 NET ASSETS

Beginning of period                                                     100              100             100
--------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                        18,251           18,912          10,831
--------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF PERIOD                $   134              135              76
------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1    DESCRIPTION OF          Kemper Horizon Fund (the "Fund") is an open-end
     THE FUND                diversified management investment company organized
                             as a business trust under the laws of
                             Massachusetts. The Fund consists of three investment portfolios ("Portfolios") designed for investors with different investment objectives. The three Portfolios are Kemper Horizon 20+ Portfolio,
                             Kemper Horizon 10+ Portfolio, and Kemper Horizon 5
                             Portfolio. Each Portfolio currently offers four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class
                             B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and, for shares sold on or after April 1, 1996, a contingent deferred sales charge payable upon certain redemptions within one year of purchase.
                             Class C shares do not convert into another class.
                             Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. Each share of a Portfolio represents an identical interest in the investments of the Portfolio and has the same rights.

--------------------------------------------------------------------------------

2    SIGNIFICANT             INVESTMENT VALUATION. Investments are stated at
     ACCOUNTING POLICIES     value. Portfolio securities that are traded on a
                             domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale, at the last current bid quotation.
                             Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued at the forward rates prevailing on the day of valuation. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS

                             CURRENCY TRANSLATION. The books and records of the Portfolios are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by a recognized dealer. If such quotations are not readily available, the rate of exchange is determined in good faith by the Board of Trustees. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The Portfolios include that portion of the results of operations resulting from changes in foreign exchange rates with net realized and unrealized gain (loss) on investments, as appropriate.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a specific Portfolio are allocated to that Portfolio. Other Fund expenses are allocated among the Portfolios in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Portfolio's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. Each Portfolio intends to comply with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. The accumulated net realized loss on sales of investments for federal income tax purposes at July 31, 1996, amounting to approximately $106,000, $92,000 and $44,000 in
                             Horizon 20+, Horizon 10+ and Horizon 5 Portfolios, respectively, are available to offset future taxable gains in the respective Portfolios. If not applied, the loss carryovers expire in 2004.

                             DIVIDENDS TO SHAREHOLDERS. Each Portfolio normally intends to pay dividends of net investment income as follows: annually for the Horizon 20+ Portfolio, semiannually for the Horizon 10+ Portfolio, and quarterly for the Horizon 5 Portfolio. Each Portfolio will pay any net realized capital gains at least annually. Dividends are recorded on ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS


                             EQUALIZATION ACCOUNTING. A portion of proceeds from sales and costs of redemptions of Portfolio shares is credited or charged to undistributed net investment income so that income per share available for distribution is not affected by sales or redemptions of shares.

--------------------------------------------------------------------------------
3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The Fund has a management
                             agreement with Zurich Kemper Investments, Inc.
                             (ZKI), and each Portfolio pays a management fee at an annual rate of .58% of the first $250 million of average daily net assets declining to .42% of average daily net assets in excess of $12.5 billion. The Fund paid a management fee of $69,000 for the period ended July 31, 1996. Dreman Value
                             Advisors, Inc. (DVA), a wholly owned subsidiary of ZKI, is the subadviser for the Fund.

                             ZKI has agreed to temporarily reduce its management fee and reimburse or pay certain operating expenses to the extent necessary to limit each Portfolio's total operating expenses to the following percentages of average daily net assets: Class A, 1.48%, Class B, 2.26%, Class C, 2.23% and Class I, .73%. Under this agreement, ZKI waived expenses of $6,000 for the period ended July 31, 1996.

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The Fund has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI). Underwriting commissions paid in connection with the distribution of each Portfolio's Class A shares for the period ended July 31, 1996 are as follows:

                                                                                              COMMISSIONS
                                                                                            ALLOWED BY KDI
                                                                     COMMISSIONS     ----------------------------
                                                                   RETAINED BY KDI   TO ALL FIRMS   TO AFFILIATES
                                                                   ---------------   ------------   -------------
                             Kemper Horizon 20+ Portfolio          $ 7,000          160,000         16,000
                             Kemper Horizon 10+ Portfolio           14,000          235,000         21,000
                             Kemper Horizon 5 Portfolio              7,000          154,000         10,000

                             For services under the distribution services agreement, each Portfolio pays KDI a fee of .75% of average daily net assets of Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares of each Portfolio. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and commissions paid in connection with the sale of Class B and Class C shares and the CDSC received in connection

NOTES TO FINANCIAL STATEMENTS

                             with the redemption of such shares for the period ended July 31, 1996 are as follows:

                                                                                       COMMISSIONS AND
                                                                                      DISTRIBUTION FEES
                                                                DISTRIBUTION             PAID BY KDI
                                                                FEES AND CDSC    ----------------------------
                                                               RECEIVED BY KDI   TO ALL FIRMS   TO AFFILIATES
                                                               ---------------   ------------   -------------
                             Kemper Horizon 20+ Portfolio          $21,000          275,000         32,000
                             Kemper Horizon 10+ Portfolio           20,000          266,000         32,000
                             Kemper Horizon 5 Portfolio             18,000          190,000         15,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with KDI. For providing information and administrative services to Class A, Class B and Class C shareholders, each Portfolio pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Portfolio accounts the firms service. Administrative services fees
                             (ASF) paid for the period ended July 31, 1996 are as follows:

                                                                                       ASF FEES PAID BY KDI
                                                                ASF PAID BY        ----------------------------
                                                           THE PORTFOLIOS TO KDI   TO ALL FIRMS   TO AFFILIATES
                                                           ---------------------   ------------   -------------
                             Kemper Horizon 20+ Portfolio         $10,000             25,000          3,000
                             Kemper Horizon 10+ Portfolio          11,000             26,000          3,000
                             Kemper Horizon 5 Portfolio             6,000             17,000          1,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's custodian and transfer agent, Kemper Service Company (KSvC) is the shareholder services agent of the Fund. Under the agreement, KSvC received shareholder services fees of $37,000 for the period ended July 31, 1996.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of ZKI. During the period ended July 31, 1996 the Fund made no payments to its officers and incurred trustees' fees of $17,000 to independent trustees.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
4    INVESTMENT              For the period ended July 31, 1996 investment
     TRANSACTIONS            transactions (excluding short-term instruments)
                             are as follows (in thousands):



                                                                    KEMPER        KEMPER       KEMPER
                                                                  HORIZON 20+   HORIZON 10+   HORIZON 5
                                                                  -----------   -----------   ---------
                             Purchases                              $24,724        23,616       12,383
                             Proceeds from sales                      5,993         4,347        1,662

--------------------------------------------------------------------------------
5    CAPITAL SHARE           The following tables summarize the activity in
     TRANSACTIONS            capital shares of the Portfolios for the period
                             December 29, 1995 (commencement of operations) to
                             July 31, 1996 (in thousands):


                                       KEMPER HORIZON 20+ PORTFOLIO                 SHARES       AMOUNT
                             ---------------------------------------------------------------------------
                              SHARES SOLD
                             ---------------------------------------------------------------------------
                              Class A                                                 854        $ 8,500
                              Class B                                                 888          8,850
                             ---------------------------------------------------------------------------
                              Class C                                                  86            857
                             ---------------------------------------------------------------------------
                              Class I                                                 103          1,045
                             ---------------------------------------------------------------------------
                              SHARES REDEEMED
                             ---------------------------------------------------------------------------
                              Class A                                                 (26)          (264)
                             ---------------------------------------------------------------------------
                              Class B                                                 (18)          (179)
                             ---------------------------------------------------------------------------
                              Class C                                                  (7)           (68)
                             ---------------------------------------------------------------------------
                              Class I                                                  (5)           (57)
                             ---------------------------------------------------------------------------
                              NET INCREASE FROM CAPITAL SHARE TRANSACTIONS                       $18,684
                             ---------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                                KEMPER HORIZON 10+ PORTFOLIO                SHARES       AMOUNT
                                      --------------------------------------------------------------------------
                                       SHARES SOLD
                                      --------------------------------------------------------------------------
                                       Class A                                                986        $ 9,625
                                      --------------------------------------------------------------------------
                                       Class B                                                920          8,999
                                      --------------------------------------------------------------------------
                                       Class C                                                 89            877
                                      --------------------------------------------------------------------------
                                       Class I                                                 12            104
                                      --------------------------------------------------------------------------
                                       SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                      --------------------------------------------------------------------------
                                       Class A                                                  5             48
                                      --------------------------------------------------------------------------
                                       Class B                                                  2             20
                                      --------------------------------------------------------------------------
                                       Class C                                                  1              3
                                      --------------------------------------------------------------------------
                                       SHARES REDEEMED
                                      --------------------------------------------------------------------------
                                       Class A                                                (21)          (208)
                                      --------------------------------------------------------------------------
                                       Class B                                                (27)          (264)
                                      --------------------------------------------------------------------------
                                       Class C                                                 (4)           (45)
                                      --------------------------------------------------------------------------
                                       Class I                                                 (1)            (1)
                                      --------------------------------------------------------------------------
                                       NET INCREASE FROM CAPITAL SHARE TRANSACTIONS                      $19,158
                                      --------------------------------------------------------------------------

                                                 KEMPER HORIZON 5 PORTFOLIO                 SHARES       AMOUNT
                                      --------------------------------------------------------------------------
                                       SHARES SOLD
                                      --------------------------------------------------------------------------
                                       Class A                                                509        $ 4,935
                                      --------------------------------------------------------------------------
                                       Class B                                                611          5,902
                                      --------------------------------------------------------------------------
                                       Class C                                                 64            625
                                      --------------------------------------------------------------------------
                                       Class I                                                 10            102
                                      --------------------------------------------------------------------------
                                       SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                      --------------------------------------------------------------------------
                                       Class A                                                  3             26
                                      --------------------------------------------------------------------------
                                       Class B                                                  2             22
                                      --------------------------------------------------------------------------
                                       Class C                                                  1              3
                                      --------------------------------------------------------------------------
                                       Class I                                                  1              1
                                      --------------------------------------------------------------------------
                                       SHARES REDEEMED
                                      --------------------------------------------------------------------------
                                       Class A                                                (54)          (524)
                                      --------------------------------------------------------------------------
                                       Class B                                                (20)          (195)
                                      --------------------------------------------------------------------------
                                       Class C                                                 (4)           (42)
                                      --------------------------------------------------------------------------
                                       NET INCREASE FROM CAPITAL SHARE TRANSACTIONS                      $10,855
                                      --------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                    DECEMBER 29, 1995
                                                                           TO                     APRIL 8, 1996
                                                                      JULY 31, 1996                     TO
                                                           -----------------------------------    JULY 31, 1996
               KEMPER HORIZON 20+ PORTFOLIO                 CLASS A      CLASS B      CLASS C        CLASS I
-------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $9.50        9.50         9.50            10.03
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         .18         .11          .13              .07
-------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) (a)                   .04         .04          .04             (.37)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                .22         .15          .17             (.30)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $9.72        9.65         9.67             9.73
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                  2.32%       1.58         1.79            (2.99)
-------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------------------------
Expenses absorbed by the Portfolio                             1.48%       2.26         2.23              .73
-------------------------------------------------------------------------------------------------------------------
Net investment income                                          1.51         .73          .76             2.32
-------------------------------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------------------------
Expenses                                                       1.54%       2.32         2.29              .79
-------------------------------------------------------------------------------------------------------------------
Net investment income                                          1.45         .67          .70             2.26
-------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
-------------------------------------------------------------------------------------------------------------------

                                                                                               DECEMBER 29, 1995
                                                                                                       TO
                                                                                                 JULY 31, 1996
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)                                                        $18,251
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                                                  122%
--------------------------------------------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions                                      $ .0417
--------------------------------------------------------------------------------------------------------------------

NOTE FOR KEMPER HORIZON 20+ PORTFOLIO: (a) While there is a net realized and unrealized loss on investments reflected in the statement of operations, the per share amount above for Class A, Class B and Class C reflects a gain due to the timing of fund share sales and the resulting arithmetic calculation.

FINANCIAL HIGHLIGHTS

                                                                    DECEMBER 29, 1995             APRIL 8, 1996
                                                                           TO                           TO
                                                                      JULY 31, 1996               JULY 31, 1996
                                                           -----------------------------------
KEMPER HORIZON 10+ PORTFOLIO                                CLASS A     CLASS B      CLASS C          CLASS I
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $9.50        9.50         9.50             9.83

--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         .20         .17          .17              .09

--------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss                             (.04)       (.04)        (.04)            (.26)

--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                .16         .13          .13             (.17)

--------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income                    .06         .03          .03              .09

--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $9.60        9.60         9.60             9.57

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                  1.70%       1.38         1.39            (1.74)
--------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------------------------------
Expenses absorbed by the Portfolio                             1.48%       2.26         2.23              .73

--------------------------------------------------------------------------------------------------------------------
Net investment income                                          2.40        1.62         1.65             3.12

--------------------------------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------------------------------
Expenses                                                       1.52%       2.30         2.27              .77
--------------------------------------------------------------------------------------------------------------------

Net investment income                                          2.36        1.58         1.61             3.08
--------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
--------------------------------------------------------------------------------------------------------------------

                                                                                               DECEMBER 29, 1995
                                                                                                       TO
                                                                                                 JULY 31, 1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)                                                        $18,912
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                                                   87%
--------------------------------------------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions                                      $ .0413
--------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                    DECEMBER 29, 1995             APRIL 8, 1996
                                                                           TO                           TO
                                                                      JULY 31, 1996               JULY 31, 1996
                                                           -----------------------------------
KEMPER HORIZON 5 PORTFOLIO                                   CLASS A      CLASS B      CLASS C        CLASS I
-------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $9.50        9.50         9.50             9.69
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         .25         .21          .21              .08
-------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss                             (.07)       (.07)         (07)            (.11)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                .18         .14          .14             (.03)
-------------------------------------------------------------------------------------------------------------
Less distribution from net investment income                    .11         .07          .07              .08
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $9.57        9.57         9.57             9.58
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                  1.84%       1.44         1.45             (.31)
-------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------------------
Expenses absorbed by the Portfolio                             1.48%       2.26         2.23              .73
-------------------------------------------------------------------------------------------------------------
Net investment income                                          3.20        2.42         2.45             4.11
-------------------------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------------------
Expenses                                                       1.53%       2.31         2.28              .78
-------------------------------------------------------------------------------------------------------------
Net investment income                                          3.15        2.37         2.40             4.06
-------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
-------------------------------------------------------------------------------------------------------------

                                                                                               DECEMBER 29, 1995
                                                                                                       TO
                                                                                                 JULY 31, 1996
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)                                                            $10,831
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                                                       57%
--------------------------------------------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions                                          $ .0460
--------------------------------------------------------------------------------------------------------------------

NOTES TO ALL PORTFOLIOS: Total returns do not reflect the effect of any sales charges. Per share data was determined based on average shares outstanding during the period.

The investment manager agreed to temporarily reduce its management fee and absorb certain operating expenses of the Portfolios. Other Ratios to Average Net Assets are computed without this expense waiver or absorption.

                                                                      NOTES

TRUSTEES & OFFICERS


TRUSTEES                              OFFICERS

STEPHEN B. TIMBERS                    JOHN E. NEAL
President and Trustee                 Vice President

JAMES E. AKINS                        THOMAS M. REGNER
Trustee                               Vice President

ARTHUR R. GOTTSCHALK                  STEVEN H. REYNOLDS
Trustee                               Vice President

FREDERICK T. KELSEY                   CHARLES F. CUSTER
Trustee                               Vice President and
                                      Assistant Secretary

DOMINIQUE P. MORAX                    PHILIP J. COLLORA
Trustee                               Vice President and
                                      Secretary

FRED B. RENWICK                       JEROME L. DUFFY
Trustee                               Treasurer

JOHN B. TINGLEFF                      ELIZABETH C. WERTH
Trustee                               Assistant Secretary

JOHN G. WEITHERS
Trustee


--------------------------------------------------------------------------------
LEGAL COUNSEL                         VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                      222 North LaSalle Street
                                      Chicago, IL 60601

--------------------------------------------------------------------------------
SHAREHOLDER SERVICE AGENT             KEMPER SERVICE COMPANY
                                      P.O. Box 419557
                                      Kansas City, MO 64141

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT          INVESTORS FIDUCIARY TRUST COMPANY
                                      127 West 10th Street
                                      Kansas City, MO 64105

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS                  ERNST & YOUNG LLP
                                      233 South Wacker Drive
                                      Chicago, IL 60606

--------------------------------------------------------------------------------
INVESTMENT MANAGERS                   ZURICH KEMPER INVESTMENTS, INC.
                                      DREMAN VALUE ADVISORS, INC.

PRINCIPAL UNDERWRITER                 KEMPER DISTRIBUTORS, INC.
                                      120 South LaSalle Street Chicago, IL 60603 http://www.kemper.com



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KHF - 2 (9/96)
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